Consolidated Statements of Loss and Comprehensive Loss $ in Thousands	3 Months Ended						10 Months Ended	12 Months Ended
	Mar. 31, 2024 $ / shares	Mar. 31, 2024 EUR (€) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 $ / shares	Mar. 31, 2023 EUR (€) shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Revenue			$ 18,031			$ 19,319			$ 76,071	$ 33,401
Cost of sales			14,177			13,973			58,333	20,150
Gross profit			3,854			5,346			17,738	13,251
Operating expenses
Consulting and management fees			2,302			3,671			11,876	9,232
Professional fees			453			(3)			2,301	3,884
General and administrative			442			352			1,646	3,287
Promotion and communication			1,104			1,308			4,710	8,033
Travel expenses			69			132			413	930
Share based compensation			10			654			1,591	3,404
Research and development			47			16			62	388
Operating lease expense			165			316			1,211	937
Depreciation and amortization			74			864			2,335	2,144
Bad debt expense			47			29			236	941
Asset impairment			898			0
Goodwill impairment loss									23,372	25,072
Other asset impairments									16,135	709
Other expenses (income), net			728			377			2,204	1,511
Total operating expenses			6,339			7,716			68,092	60,472
Operating loss			(2,485)			(2,370)			(50,354)	(47,221)
Interest expense			22			23			92	(29)
Foreign exchange (income) loss			132			(12)			(158)	(323)
Unrealized (gain) loss from changes in fair value			607			883			(1,991)	593
Net loss before income taxes and discontinued operations			(3,246)			(3,264)			(48,297)	(48,108)
Income tax benefit			128			(78)			(1,628)	(1,405)
Net loss from continuing operations			(3,374)			(3,186)			(46,669)	(46,703)
Loss from discontinued operations, net of taxes			0			(719)			(9,678)	(5,926)
Net loss for the period			(3,374)			(3,905)			(56,347)	(52,629)
Net income (loss) attributable to noncontrolling interest			0			(29)			689	(214)
Net loss attributable to Flora Growth Corp			$ (3,374)			$ (3,876)			$ (57,036)	$ (52,415)
Basic loss per share from continuing operations | (per share)	$ (0.38)			$ (0.48)					$ (6.34)	$ (12.19)
Diluted loss per share from continuing operations | (per share)	(0.38)			(0.48)					(6.34)	(12.19)
Basic loss per share attributable to Flora Growth Corp. | (per share)	(0.38)			(0.58)					(7.75)	(13.68)
Diluted loss per share attributable to Flora Growth Corp. | (per share)	$ (0.38)			$ (0.58)					$ (7.75)	$ (13.68)
Weighted average number of common shares outstanding - basic | shares		8,916	8,916		6,640	6,640		7,356	7,356	3,832
Weighted average number of common shares outstanding - diluted | shares		8,916	8,916		6,640	6,640		7,356	7,356	3,832
Comprehensive loss:
Net loss			$ (3,374)			$ (3,905)			$ (56,347)	$ (52,629)
Foreign currency translation, net of income taxes			(27)			(357)			(2,592)	1,624
Comprehensive loss for the period			(3,347)			(3,548)			(53,755)	(54,253)
Comprehensive income (loss) attributable to noncontrolling interests			0			(29)			689	(214)
Comprehensive loss attributable to Flora Growth Corp.			$ (3,347)			$ (3,519)			$ (54,444)	$ (54,039)
TruHC Pharma GmbH [Member]
Operating expenses
Professional fees | €		€ 19,240			€ 82		€ 5,038	€ 7,589
General and administrative | €		47,089			26,207		113,458	210,622
Travel expenses | €		326			425		451	2,037
Operating lease expense | €		29,970			31,516		84,783	123,105
Depreciation and amortization | €		3,742			1,933		9,550	14,675
Operating loss | €		(100,181)			(60,163)		(213,280)	(358,028)
Interest expense | €		5,391			(270)		3,602	13,759
Net loss for the period | €		(105,572)			(59,893)		(216,882)	(371,787)
Comprehensive loss:
Net loss | €		(105,572)			(59,893)		(216,882)	(371,787)
Comprehensive loss for the period | €		€ (105,572)			€ (59,893)		€ (216,882)	€ (371,787)